Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments, Guarantees and Contingent Liabilities

31. Commitments, Guarantees and Contingent Liabilities

Commitments—As of March 31, 2012, the Company and its subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥12,337 million ($150 million).

The minimum future rentals on non-cancelable operating leases are as follows.

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥3,653	$44
2014	3,325	40
2015	2,362	29
2016	2,157	26
2017	2,070	25
Thereafter	15,771	193

Total	¥29,338	$357

The Company and its subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥9,571 million, ¥8,131 million and ¥7,681 million ($93 million) in fiscal 2010, 2011 and 2012, respectively.

Certain computer systems of the Company and its subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and its subsidiaries made payments totaling ¥1,029 million, ¥759 million and ¥442 million ($5 million) in fiscal 2010, 2011 and 2012, respectively. The longest contract of them will mature in fiscal 2016. As of March 31, 2012, the amounts due are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥157	$2
2014	97	1
2015	97	1
2016	35	1

Total	¥386	$5

The Company and its subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, totaling ¥79,224 million ($964 million) as of March 31, 2012.

The Company and its subsidiaries have agreements to commit to execute loans for consumers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2012, the total unused credit and capital amount available is ¥97,235 million ($1,183 million).

Guarantees—The Company and its subsidiaries apply ASC 460-10 (“Guarantees”), and at the inception of a guarantee recognize a liability in the consolidated balance sheets for the fair value of the guarantee within the scope of ASC 460-10. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2011 and 2012:

	2011			2012			2012
	Millions of yen		Fiscal year	Millions of yen		Fiscal year	Millions of U.S. dollars
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities
Corporate loans	¥325,557	¥1,958	2018	¥360,436	¥1,577	2026	$4,385	$19
Transferred loans	166,936	2,218	2043	162,554	3,869	2043	1,978	47
Housing loans	16,949	2,353	2051	19,511	4,536	2051	238	56
Other	294	4	2018	1,991	7	2024	24	0

Total	¥509,736	¥6,533	—	¥544,492	¥9,989	—	$6,625	$122

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and its subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and its subsidiaries assume the guaranteed customers’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a range of guarantee commissions. As of March 31, 2011 and March 31, 2012, total notional amount of the loans subject to such guarantees are ¥1,227,000 million and ¥1,234,000 million ($15,014 million) respectively, and book value of guarantee liabilities which amount is included in the table above are ¥702 million and ¥666 million ($8 million), respectively. The potential future payment amounts included in the table above for these guarantees are limited to the agreed range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2012.

Guarantee of Transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Federal National Mortgage Association (“Fannie Mae”) under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans.

There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2012.

Guarantee of housing loans: The Company and certain subsidiaries guarantee housing loans issued by Japanese financial institutions to third party individuals. The Company and its subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent more than three months. The housing loans are usually secured by the real properties. Once the Company and its subsidiaries assume the guaranteed parties’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets.

Other guarantees: Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and its subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.